Warrants - Summary of Assumptions to Use Option Pricing Model (Detail)		12 Months Ended
	Jul. 23, 2015	Dec. 31, 2015	Dec. 31, 2014
Series Convertible Preferred Stock Warrant
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Expected term (in years)	5 years		5 years 3 months 18 days
Expected volatility (%)	31.80%		30.00%
Risk-free interest rate (%)	1.70%		1.70%
Expected dividend yield (%)	0.00%		0.00%
Common Stock Warrant
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Expected term (in years)		5 years
Expected volatility (%)		31.80%
Risk-free interest rate (%)		1.60%
Expected dividend yield (%)		0.00%